FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2023
Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]

	Year ended December 31,
	2023	2022	2021

Bank charges	$(628)	$(728)	$(761)
Income (expenses) related to hedging activity	(6,998)	9,747	6,408
Amortization of issuance costs	(4,194)	(5,213)	(5,298)
Exchange rate loss	(1,499)	(6,403)	(6,711)
Net gain (loss) from equity securities	30,608	(200,338)	267,831

Total income (expenses )	17,289	(202,935)	261,469

Interest income	45,185	19,422	10,474

Total financial income (expenses), net	$62,474	$(183,513)	$271,943